Other Receivables - Schedule of Prepayments (Details) - AED (د.إ)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments [Abstract]
1 – Prepaid Rent:	د.إ 189,780	د.إ 84,728	د.إ 16,890
2 – Prepaid Medical Insurance:	146,138	32,939	49,965
3 – Prepaid Rent Services Charge:	31,702	95,107	95,654
4 – Prepaid Equipment Rental:	3,539		د.إ 111,943
5 – Prepaid Subscriptions:	د.إ 68,155	د.إ 49,927